STOCK AND STOCK OPTION PLANS (Details Narrative) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Preferred stock, par or stated value per share	$ 0.01	$ 0.01
Preferred stock, shares authorized	1,000,000	1,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
2009 Plan [Member]
Stock option aggregate purchase shares	3,427,000
2019 Plan [Member]
Stock option aggregate purchase shares	1,500,000
Granted of common shares	1,500
2005 Plan [Member]
Stock option aggregate purchase shares	990,000
2020 Plan [Member]
Stock option aggregate purchase shares	1,500,000
Granted of common shares	560,000